Segment reporting	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment reporting
18	Segment reporting

The Company primarily manages its business on the basis of the geographical location of its operating mines. The Company’s operating segments are based on the reports reviewed by the senior management group that are used to make strategic decisions. The Chief Executive Officer considers the business from a geographic perspective considering the performance of the Company’s business units. The corporate division only earns income that is considered to be incidental to the activities of the Company and thus it does not meet the definition of an operating segment; as such it has been included within “other reconciling items.”

The reporting segments identified are the following:

•	Peru – Yauricocha Mine
•	Mexico – Bolivar and Cusi Mines

The following is a summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities by operating segment:

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2019	$	$	$	$	$

Revenue (1)	155,983	60,402	12,653	—	229,038

Production cost of sales	(79,339)	(45,491)	(10,362)	—	(135,192)
Depletion of mineral property	(10,631)	(2,177)	(2,314)	—	(15,122)
Depreciation and amortization of property, plant and equipment	(10,346)	(8,147)	(2,469)	—	(20,962)
Cost of sales	(100,316)	(55,815)	(15,145)	—	(171,276)

Gross profit from mining operations	55,667	4,587	(2,492)	—	57,762

Income (loss) from operations	39,879	(4,918)	(1,079)	(5,376)	28,506
Interest expense and other finance costs	(4,624)	(34)	(8)	(412)	(5,078)
Other income (expense)	(637)	105	25		(507)
Foreign currency exchange loss	(170)	(21)	(5)	(780)	(976)
Income (loss) before income tax	34,448	(4,868)	(1,067)	(6,568)	21,945

Income tax expense	(14,297)	1,450	319	—	(12,528)

Net income (loss) from operations	20,151	(3,418)	(748)	(6,568)	9,417

December 31, 2019	Peru	Mexico	Canada	Total
	$	$	$	$
Total assets	241,839	162,657	6,951	411,447
Non-current assets	175,244	131,810	91	307,147
Total liabilities	137,146	31,130	31,152	199,428

(1)	Includes provisional pricing adjustments of: $216 for Bolivar

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2018	$	$	$	$	$

Revenue (1)	168,657	52,451	11,263	—	232,371

Production cost of sales	(74,731)	(33,168)	(7,281)	—	(115,180)
Depletion of mineral property	(13,229)	(2,918)	(640)	—	(16,787)
Depreciation and amortization of property, plant and equipment	(4,626)	(8,197)	(1,799)	—	(14,622)
Cost of sales	(92,586)	(44,283)	(9,720)	—	(146,589)

Gross profit from mining operations	76,071	8,168	1,543	—	85,782

Income (loss) from operations	60,640	1,836	919	(5,083)	58,312
Interest expense and other finance costs	(2,637)	—	(997)	—	(3,634)
Other income (expense)	1,029	(1,967)	(347)	(3)	(1,288)
Foreign currency exchange loss	(26)	(1,694)	(299)	809	(1,210)
Income (loss) before income tax	59,006	(1,825)	(724)	(4,277)	52,180

Income tax expense	(24,068)	(1,768)	(504)	—	(26,340)

Net income (loss) from operations	34,938	(3,593)	(1,228)	(4,277)	25,840

December 31, 2018	Peru	Mexico	Canada
	$	$	$	$
Total assets	209,159	145,775	1,507	356,441
Non-current assets	163,222	121,654	67	284,943
Total liabilities	124,020	27,607	1,209	152,836

(1)	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.

For the year ended December 31, 2019, 68% of the revenues ($155,983) were from two customers based in Peru and the remaining 32% of the revenues ($73,055) were from two customers based in Mexico. In Peru, the two customers accounted for 53% and 47% of the revenues. In Mexico, the two customers accounted for 82% and 18% of the revenues.

For the year ended December 31, 2018, 73% of the revenues ($168,657) were from two customers based in Peru and the remaining 27% of the revenues ($63,714) were from two customers based in Mexico. In Peru, the two customers accounted for 79% and 21% of the revenues. In Mexico, the two customers accounted for 82% and 18% of the revenues.

As at December 31, 2019, the trade receivable balance of $20,549 includes amounts outstanding of $4,354 and $16,195 from two customers in Mexico and two customers in Peru, respectively.